WARRANT LIABILITIES - Change in the fair value of the warrant liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in the fair value of the warrant liabilities
Estimated fair value, Beginning	$ 832	$ 2,744	$ 0
Issuance of warrants			2,370,376
Changes in estimated fair value	$ (832)	(1,912)	(2,367,632)
Estimated fair value, Ending		$ 832	$ 2,744